Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
March 31, 2024
VIPIFF2025-NPRT1-0524
1.830297.118
Domestic Equity Funds - 28.6%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	201,854	11,330,092
VIP Equity-Income Portfolio Investor Class (a)	344,654	9,212,613
VIP Growth & Income Portfolio Investor Class (a)	427,063	12,645,343
VIP Growth Portfolio Investor Class (a)	177,983	18,782,530
VIP Mid Cap Portfolio Investor Class (a)	72,741	2,901,632
VIP Value Portfolio Investor Class (a)	319,357	6,454,201
VIP Value Strategies Portfolio Investor Class (a)	182,707	3,204,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,833,056)		64,531,083

International Equity Funds - 26.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,828,443	19,838,607
VIP Overseas Portfolio Investor Class (a)	1,419,571	39,251,127
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,223,845)		59,089,734

Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,033,325	27,390,922
Fidelity International Bond Index Fund (a)	706,676	6,480,216
Fidelity Long-Term Treasury Bond Index Fund (a)	1,572,230	15,313,522
VIP High Income Portfolio Investor Class (a)	800,120	3,720,560
VIP Investment Grade Bond II Portfolio Investor Class (a)	5,217,185	49,041,543
TOTAL BOND FUNDS (Cost $109,862,539)		101,946,763

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $920)	920	920

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $181,920,360)	225,568,500
NET OTHER ASSETS (LIABILITIES) - 0.0%	77
NET ASSETS - 100.0%	225,568,577

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	920	-	-	13	-	-	920	0.0%
Total	920	-	-	13	-	-	920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	27,028,466	1,777,382	1,387,950	9,210	(4,243)	(22,733)	27,390,922
Fidelity International Bond Index Fund	7,653,948	362,852	1,512,382	48,605	(75,626)	51,424	6,480,216
Fidelity Long-Term Treasury Bond Index Fund	12,479,234	4,975,360	1,717,506	112,636	(197,852)	(225,714)	15,313,522
VIP Contrafund Portfolio Investor Class	10,488,933	425,445	1,260,868	42,063	311,277	1,365,305	11,330,092
VIP Emerging Markets Portfolio Investor Class	19,998,250	775,716	1,555,714	17,194	39,394	580,961	19,838,607
VIP Equity-Income Portfolio Investor Class	8,505,454	808,281	846,344	47,857	30,814	714,408	9,212,613
VIP Growth & Income Portfolio Investor Class	11,687,466	944,478	1,196,967	78,288	43,610	1,166,756	12,645,343
VIP Growth Portfolio Investor Class	17,370,525	704,621	1,725,661	257,971	195,727	2,237,318	18,782,530
VIP High Income Portfolio Investor Class	3,726,207	105,551	183,071	1,596	(15,106)	86,979	3,720,560
VIP Investment Grade Bond II Portfolio Investor Class	56,274,990	2,273,691	9,095,657	33,365	(578,926)	167,445	49,041,543
VIP Mid Cap Portfolio Investor Class	2,662,837	249,706	300,415	49,921	21,210	268,294	2,901,632
VIP Overseas Portfolio Investor Class	38,664,121	513,574	2,735,730	146,799	569,414	2,239,748	39,251,127
VIP Value Portfolio Investor Class	5,935,662	775,833	649,077	128,284	54,000	337,783	6,454,201
VIP Value Strategies Portfolio Investor Class	2,935,535	384,994	343,365	41,679	31,470	196,038	3,204,672
	225,411,628	15,077,484	24,510,707	1,015,468	425,163	9,164,012	225,567,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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